Basis of Presentation (Details) (USD $)	11 Months Ended	12 Months Ended	3 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Jun. 07, 2013	Apr. 01, 2013	Feb. 08, 2013
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, noncurrent liabilities, senior credit facility				$ 11,500,000,000
Long-term Debt [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, noncurrent liabilities, senior credit facility					3,100,000,000
Successor [Member]
Business Acquisition [Line Items]
Preferred stock, value, outstanding		7,633,000,000
Dividends payable, annual, percent	9.00%	9.00%
Income Statement [Abstract]
Operating income/(loss)	(8,000,000)	1,568,000,000
Unrealized gain on derivative instruments	118,000,000	0
Interest Expense, net	(395,000,000)	(653,000,000)
Benefit from income taxes	232,000,000	(131,000,000)
Net income/(loss) attributable to H. J. Heinz Holding Corporation	(77,000,000)	657,000,000
Statement of Financial Position [Abstract]
Total assets	38,972,000,000	36,763,000,000
Shareholder's deficit	(77,000,000)	0
Total liabilities and equity	38,972,000,000	36,763,000,000
Successor [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares, issued	850,000,000	850,000,000				0
Common Stock [Member] | Berkshire Hathaway [Member] | Successor [Member]
Business Acquisition [Line Items]
Common stock, shares, outstanding		425,000,000
Common Stock [Member] | 3G Capital [Member] | Successor [Member]
Business Acquisition [Line Items]
Common stock, shares, outstanding		425,000,000
4.25% Senior Secured Notes [Member]
Business Acquisition [Line Items]
Long-term Debt					4.25%
Hawk Acquisition Sub, Inc. [Member]
Income Statement [Abstract]
2013 Merger related costs			20,000,000
Operating income/(loss)			(20,000,000)
Unrealized gain on derivative instruments			(65,000,000)
Interest Expense, net			(11,000,000)
Income/(loss) from continuing operations, net of tax			(96,000,000)
Benefit from income taxes			38,000,000
Net income/(loss) attributable to H. J. Heinz Holding Corporation			(58,000,000)
Statement of Financial Position [Abstract]
Cash			3,012,000,000
Other assets			125,000,000
Total assets			3,137,000,000
Notes payable			3,100,000,000
Other liabilities			95,000,000
Total liabilities			3,195,000,000
Shareholder's deficit			(58,000,000)
Total liabilities and equity			3,137,000,000
Berkshire Hathaway [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, value, outstanding		$ 8,000,000,000
Dividends payable, annual, percent		9.00%